Investment in debt securities, Held to Maturity Investment in Debt Securities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investment in Debt Securities [Abstract]
Investment in debt securities	$ 1,304,924	$ 0
Carrying Amount [Abstract]
Due within 1 year	0
Due in 1-5 years	750,000
Due in 5-10 years	0
Carrying amount	750,000
Fair Value [Abstract]
Due within 1 year	0
Due in 1-5 years	760,658
Due in 5-10 years	0
Fair value	760,658
Unrealized Gains [Abstract]
Due within 1 year	0
Due in 1-5 years	10,658
Due in 5-10 years	0
Unrealized gains	10,658
Allowance for credit losses	$ 0